Goodwill and Other Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2025
Intangible assets and goodwill [abstract]
Schedule of Movements in Other Intangible Assets
Movements in other intangible assets during the first half of 2025 were as follows:

(€ million)	Acquired R&D	Products, trademarks and other rights	Software	Total other intangible assets
Gross value at January 1, 2025	12,866	66,348	1,852	81,066
Changes in scope of consolidation (b)	500	—	—	500
Acquisitions and other increases	332	302	42	676
Disposals and other decreases	(22)	(199)	(7)	(228)
Currency translation differences	(1,339)	(5,159)	(49)	(6,547)
Transfers (a)	(40)	(244)	(8)	(292)
Gross value at June 30, 2025	12,297	61,048	1,830	75,175
Accumulated amortization and impairment at January 1, 2025	(4,497)	(52,507)	(1,433)	(58,437)
Amortization expense	—	(800)	(52)	(852)
Impairment losses, net of reversals (c)	(201)	(9)	—	(210)
Disposals and other decreases	22	199	8	229
Currency translation differences	427	3,772	40	4,239
Transfers (a)	—	281	6	287
Accumulated amortization and impairment at June 30, 2025	(4,249)	(49,064)	(1,431)	(54,744)
Carrying amount at January 1, 2025	8,369	13,841	419	22,629
Carrying amount at June 30, 2025	8,048	11,984	399	20,431
(a)The “Transfers” line mainly comprises (i) acquired R&D that came into commercial use during the period and (ii) reclassifications of assets to Assets held for sale.
(b)The “Changes in scope of consolidation” line mainly comprises the intangible asset recognized as part of the Dren-0201, Inc. acquisition (see Note B.1.)
(c)See Note B.4.